Lease agreements (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of undiscounted future cash flows of lease liabilities

(in millions of euros)	2021	2020	2019
Lease liabilities - in the opening balance	7,371	6,932	6,531
Increase with counterpart in right of use	2,158	1,582	1,580
Impact of changes in the scope of consolidation	34	1	18
Decrease in lease liabilities following rental payments	(1,624)	(1,400)	(1,429)
Impact of changes in the assessments	74	326	187
Translation adjustment	47	(96)	24
Reclassifications and other items	4	26	21
Lease liabilities - in the closing balance	8,065	7,371	6,932
O/w non-current lease liabilities	6,696	5,875	5,593
O/w current lease liabilities	1,369	1,496	1,339

The following table details the undiscounted future cash flows of lease liabilities as known at December 31, 2021:

(in millions of euros)	Total	2022	2023	2024	2025	2026	2027 and
							beyond
Undiscounted lease liabilities	8,755	1,546	1,346	1,163	971	859	2,871

Schedule of right-of-use-assets

(in millions of euros)	December 31, 2021				December 31, 2020	December 31, 2019
	Gross value	Accumulated	Accumulated	Net book	Net book value	Net book value
		depreciation	impairment	value
		and
		amortization
Land and buildings	7,743	(2,489)	(324)	4,930	4,865	4,959
Networks and terminals	3,442	(926)	0	2,516	1,931	1,524
IT equipment	166	(111)	(0)	55	30	29
Other right-of-use	360	(159)	(0)	201	184	188
Total right-of-use assets	11,711	(3,685)	(324)	7,702	7,009	6,700

(in millions of euros)	2021	2020	2019
Net book value of right-of-use assets - in the opening balance	7,009	6,700	6,790
Increase (new right-of-use assets)(1)	2,172	1,529	1,014
Impact of changes in the scope of consolidation	34	1	18
Depreciation and amortization	(1,481)	(1,384)	(1,274)
Impairment (2)	(91)	(57)	(33)
Impact of changes in the assessments	74	331	187
Translation adjustment	46	(104)	26
Reclassifications and other items	(62)	(7)	(28)
Net book value of right-of-use assets - in the closing balance	7,702	7,009	6,700

(1)	Comprises in 2021, the right-of-use assets related to the new headquarters of the Orange group (Bridge) in France for 294 million euros.
(2)	Impairment losses on right-of-use assets mainly concern real estate leases qualified as onerous contracts.

Depreciation and amortization of right-of-use assets